Basis of Presentation and Statement of Compliance	12 Months Ended
Dec. 31, 2023
Basis of Presentation and Statement of Compliance [Abstract]
BASIS OF PRESENTATION AND STATEMENT OF COMPLIANCE

2. BASIS OF PRESENTATION AND STATEMENT OF COMPLIANCE

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”). In these consolidated financial statements, all dollars are expressed in Canadian dollars, which is the Company’s functional currency, unless otherwise indicated. These consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments which are measured at fair value. The consolidated financial statements were approved by the Board of Directors on March 20, 2024.